COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2014
Commitments And Contingencies Details
2015	$ 753,000
2016	720,000
2017	569,000
2018	436,000
2019	449,000
Thereafter	151,000
Total	$ 3,078,000